SUPPLEMENT TO

                        PROSPECTUS DATED MAY 1, 2004 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY

                 THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT - 4



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



The Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Leaders
Fund: Class I information in the "Available Sub-Accounts" section is corrected to state:

The Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Leaders
Fund: Class I. This underlying mutual fund is only available in policies issued before February 1, 2003.